Significant Accounting policies and recent accounting pronouncements	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Significant Accounting policies and recent accounting pronouncements:

2.       Significant accounting policies and recent accounting pronouncements:

A summary of the Company’s significant accounting policies and recent accounting pronouncements is included in Note 2 to the Company’s consolidated financial statements included in the 2018 Annual Report. There have been no changes to the Company’s significant accounting policies and recent accounting pronouncements in the six-month period ended June 30, 2019, except for the following:

Leases: On January 1, 2019, the Company adopted ASC 842 Leases (“ASC 842”). ASC 842 revises the accounting for leases. According to the new Accounting Standard, lessees are required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with term of more than 12 months. For lessees, leases are classified as either capital or operating, with classification affecting the pattern of expense recognition on the income statement. ASC 842 requires lessors to classify leases as a sales-type, direct financing, or operating lease. A lease is a sales-type lease if any one of five criteria included in ASC 842 are met, each of which indicates that the lease, in effect, transfers control of the underlying asset to the lessee. If none of those five criteria are met, and two other criteria included also in ASC 842 are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee, the lease is classified as a direct financing lease. All leases that are not sales-type leases or direct financing leases are operating leases.

The Company elected to use the optional new transition method for adoption that results in initial recognition of a cumulative effect adjustment to retained earnings in the year of adoption. As a result, prior periods as reported by the Company, have not been impacted by the adoption. The Company also elected to use the practical expedient for lessors to combine the lease and non-lease components of revenues for recognition, measurement and presentation purposes, as also described below.

In addition, in connection with its adoption of ASC 842, the Company elected to use the "package of 3" practical expedients permitted under the transition guidance, which exempts the Company from reassessing:

• whether any expired or existing contracts are or contain leases;

• any expired or existing lease classifications; and

• initial direct costs for any existing leases.

Lastly, the Company elected not to use the practical expedient of hindsight in determining the lease term and in assessing the impairment of the Company's operating lease right-of-use assets.

The Company’s adoption did not have a material effect on the consolidated financial statements for the reasons discussed below:

Company acting as Lessor:

As also described in Note 2t) to the Company’s consolidated financial statements included in the 2018 Annual Report, the Company generates its revenues from charterers for the charter hire of its vessels under time charter agreements, in which a contract is entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate, or voyage charter agreements, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified freight rate per ton. The Company considered the provisions of ASC 842 and determined that its voyage charter agreements do not contain a lease because the charterer under such contracts does not have the right to control the use of the vessel since the Company, as the ship-owner, retains control over the operations of the vessel, provided also that the terms are pre-determined and any change requires the Company’s consent.. On the other hand, the Company determined that its time charter agreements are leases that are governed by ASC 842 because, pursuant to the time charter agreements, (a) the vessel is an identifiable asset, (b) the Company does not have substitution rights and (c) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. In addition, provided that none of the criteria for classification as sales-type leases or direct financing leases are met, the Company’s time charter agreements are classified as operating leases.

Upon adoption of ASC 842, the timing and recognition of earnings from time charter contracts to which the Company is party did not change from previous practice, with the exception of ballast bonuses which were recognized during the ballast leg while they are now deferred and recognized over time during the charter period as well as the deferral of certain direct costs incurred during the ballast leg that meet the required criteria for capitalization and amortize during the charter period. Included in the charter hire rate is also compensation for running the vessel, such as crewing expenses, repairs and maintenance and insurance. The Company, making use of the practical expedient for lessors, has elected not to separate the lease and non-lease components included in the time charter revenue but rather to recognize lease revenue as a combined single lease component for all time charter contracts (operating leases) as the related lease component and non-lease component have the same timing and pattern of transfer (both the lease and non-lease components are earned by passage of time) and the predominant component is the lease. The performance obligations in a time charter contract are satisfied over the term of the contract on a straight-line basis, beginning when the vessel is delivered to the charterer and ending when it is redelivered back to the Company. As a result, the adoption of this standard with respect to charter agreements for which the Company acts as lessor did not have an effect on the Company’s consolidated opening retained earnings, balance sheets and consolidated statements of operations, except for the additional disclosure requirements of ASC 842.

Company acting as Lessee:

a)	All charter-in operating leases that the Company had entered into and were effective as of December 31, 2018 and during the six month period ended June 30, 2019 are short-term leases (i.e., less than 12 months). The Company elected to use the practical expedient of ASC 842 that allows for time charter-in contracts with an initial term of less than 12 months to be excluded from the operating lease right-of use assets and the corresponding lease liabilities recognition on the consolidated balance sheet. The Company continues to recognize the lease payments for all charter-in operating leases as charter-in hire expenses on the consolidated statements of operations on a straight-line basis over the lease term. Revenues generated from those charter-in vessels during the six month periods ended June 30, 2018 and 2019 amounted to $56,093 and $78,449 and are included in Voyage revenues in the consolidated statement of operations, out of which $7,402 and $11,399 constitute sublease income deriving from time charter agreements.
b)	The adoption of ASC 842 did not change the accounting for the leases already recognized on the balance sheet as capital leases under the previous leasing guidance given the transition provisions of ASC 842 and the practical expedients elected by the Company as discussed above. As such, those leases existing as of January 1, 2019, including all bareboat charter agreements that the Company had entered into that were in place as of that date, are classified as finance leases under the new leasing guidance of ASC 842, with the Company having reclassified the existing capital lease assets as of December 31, 2018 of $1,047,780 as right-of-use assets being reflected within Fixed Assets and the existing lease obligations as of December 31, 2018 of $609,737 as lease liabilities being reflected within Lease commitments.
c)	Each sale and lease back transaction that the Company had entered into as of December 31, 2018 or entered into during the six month period ended June 30, 2019, involved a purchase obligation and was therefore treated as failed sale or merely a financing arrangement both before and after adoption of ASC 842, and therefore was not within the scope of sale and leaseback accounting.
d)	The Company has determined its office rental arrangements are operating leases. The assets and liabilities recognized in respect of these agreements that correspond to the underlying rights and obligations were $1,198 as of January 1, 2019 and $1,140 as of June 30, 2019 and are presented within “Leased buildings, right-of-use assets” and “Leased buildings, operating lease liabilities” in the consolidated balance sheet. The lease expenses attributable to these leases are recognized on a straight line basis over the lease term and are recorded as part of General and Administrative expenses. These lease expenses were $192 and $121 for the six months ended June 30, 2018 and 2019, respectively. The weighted average remaining lease term of the Company’s office rent arrangements is 4.4 years. Future minimum rental payments as of June 30, 2019 for these contracts are presented in Note 13 below.